Income Taxes- Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Expense (Benefit)	$ 0	$ 1,293,000	$ 520,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		27,900,000	24,600,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		12,500,000	9,600,000
Operating Loss Carryforwards, Expiration Dates		2031 and 2016
Deferred Tax Assets, Valuation Allowance		$ 10,434,000	$ 9,141,000
Equity Method Investment, Ownership Percentage		50.00%